DISCONTINUED OPERATIONS - Condensed cash flows (Details) - Discontinued business - 2C intra-regional business and loan-facilitation related service - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Net Cash Provided by (Used in) Discontinued Operations [Abstract]
Net cash used in operating activities	¥ (821,185)	¥ (808,893)
Net cash used in investing activities	¥ (187)	¥ (4,642)